INCOME TAXES (Narrative) (Details) ¥ in Millions		12 Months Ended
	Jan. 14, 2008	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Income tax paid		$ 19,452,799		$ 9,526,485	$ 2,998,658
Statutory enterprise income tax rate		25.00%	25.00%	25.00%	25.00%
Preferential tax rate		15.00%	15.00%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Statutory enterprise income tax rate		25.00%	25.00%
Preferential tax rate		15.00%	15.00%	15.00%	15.00%
PRC State Council, income tax rate		10.00%	10.00%
Xinjiang Daqo New Energy Co., Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Income tax paid | ¥			¥ 0.1
Preferential tax rate		25.00%	25.00%
Chongqing Daqo New Energy Co., Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Valuation Allowance		$ 27,062,264		$ 41,316,449
Preferential tax rate	15.00%	25.00%	25.00%	15.00%